Subsequent Events (Narrative) (Details)	12 Months Ended
Jan. 31, 2015 USD ($) shares
Subsequent Events 1	78,750
Subsequent Events 2 | $	$ 4.80
Subsequent Events 3	37,500
Subsequent Events 4 | $	$ 4.48
Subsequent Events 5	41,250